Grant and Subsidy Income - Additional Information (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)
Grant And Subsidy Income [Abstract]
Grant awarded	$ 1,500
Total grant project cost	$ 2,000
Minimum contribution of subgrantee on grant project cost percentage	25.00%
Minimum contribution of subgrantee on grant project cost	$ 500
Grant awarded for Covid 19	$ 80
Grant income		$ 55	$ 1,895